Investments in Associates and Joint Ventures - Market Price of Investments in Listed Associates (Detail) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) ₩ / shares shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares	Dec. 31, 2024 $ / shares
SM. Culture & Contents Co., Ltd [member]
Disclosure of associates [Line Items]
Market price per share | ₩ / shares	₩ 1,330	₩ 1,400
Number of shares | shares	22,033,898	22,033,898
Market value | ₩	₩ 29,305	₩ 30,847
Konan Technology Inc. [member]
Disclosure of associates [Line Items]
Market price per share | ₩ / shares	₩ 19,710	₩ 19,470
Number of shares | shares	2,359,160	2,359,160
Market value | ₩	₩ 46,499	₩ 45,933
CMES Inc. [member]
Disclosure of associates [Line Items]
Market price per share | (per share)	₩ 33,100		$ 24,000
Number of shares | shares	763,968	763,968
Market value | ₩	₩ 25,287	₩ 18,335